Net Income (Loss) per Common Unit	3 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Net Income (Loss) per Common Unit
NET INCOME (LOSS) PER COMMON UNIT

Net income (loss) per common unit for a given period is based on the distributions that will be made to the unitholders with respect to the period plus an allocation of undistributed net income (loss) based on provisions of the partnership agreement, divided by the weighted average number of common units outstanding. Distributions paid by us are presented on the Consolidated Statement of Partners’ Equity. On April 27, 2018, we declared a $0.55 distribution per common unit and subordinated unit and the related distribution to our general partner and IDR holders to be paid on May 15, 2018 to unitholders of record as of May 7, 2018 for the period from January 1, 2018 to March 31, 2018.

The two-class method dictates that net income (loss) for a period be reduced by the amount of available cash that will be distributed with respect to that period and that any residual amount representing undistributed net income be allocated to common unitholders and other participating unitholders to the extent that each unit may share in net income as if all of the net income for the period had been distributed in accordance with the partnership agreement. Undistributed income is allocated to participating securities based on the distribution waterfall for available cash specified in the partnership agreement. Undistributed losses (including those resulting from distributions in excess of net income) are allocated to common units and other participating securities on a pro rata basis based on provisions of the partnership agreement. Distributions are treated as distributed earnings in the computation of earnings per common unit even though cash distributions are not necessarily derived from current or prior period earnings.

The Class B units, which were mandatorily converted into our common units in accordance with the terms of our partnership agreement on August 2, 2017, were issued at a discount to the market price of the common units into which they were convertible.  This discount, totaling $2,130 million, represented a beneficial conversion feature and was reflected as an increase in common and subordinated unitholders’ equity and a decrease in Class B unitholders’ equity to reflect the fair value of the Class B units at issuance on our Consolidated Statement of Partners’ Equity.  The beneficial conversion feature was considered a dividend that was distributed ratably with respect to any Class B unit from its issuance date through its conversion date, which resulted in an increase in Class B unitholders’ equity and a decrease in common and subordinated unitholders’ equity. We amortized the beneficial conversion feature through the mandatory conversion date of August 2, 2017 using the effective yield method, with a weighted average effective yield of 888.7% per year and 966.1% per year for Cheniere Holdings’ and Blackstone CQP Holdco’s Class B units, respectively. The impact of the beneficial conversion feature was also included in earnings per unit for the three months ended March 31, 2017.

The following table provides a reconciliation of net income and the allocation of net income to the common units, the subordinated units, the general partner units and IDRs for purposes of computing net income (loss) per unit (in millions, except per unit data).

		Limited Partner Units
	Total	Common Units	Class B Units	Subordinated Units	General Partner Units	IDR
Three Months Ended March 31, 2018
Net income	$335
Declared distributions	278	192	—	74	6	6
Assumed allocation of undistributed net income (1)	$57	40	—	16	1	—
Assumed allocation of net income		$232	$—	$90	$7	$6

Weighted average units outstanding		348.6	—	135.4
Net income per unit (2)		$0.67		$0.67

Three Months Ended March 31, 2017
Net income	$47
Declared distributions	25	24	—	—	1	—
Amortization of beneficial conversion feature of Class B units	—	(70)	235	(165)	—	—
Assumed allocation of undistributed net income	$22	—	—	22	—	—
Assumed allocation of net income		$(46)	$235	$(143)	$1	$—

Weighted average units outstanding		57.1	145.3	135.4
Net loss per unit (2)		$(0.80)		$(1.06)

(1)
Under our partnership agreement, the IDRs participate in net income (loss) only to the extent of the amount of cash distributions actually declared, thereby excluding the IDRs from participating in undistributed net income (loss).

(2)	Earnings per unit in the table may not recalculate exactly due to rounding because it is calculated based on whole numbers, not the rounded numbers presented.